COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 25,271.2	R$ 47,634.7
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	12,895.1	21,354.8
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	2,151.7	12,333.2
Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 10,224.4	R$ 13,946.7